WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
WARRANT LIABILITIES	WARRANT LIABILITIES
a.Pursuant to the Merger Agreement, the Company assumed warrants previously issued by 10X Capital consisting of 183,333 Private Placement Warrants and 335,417 Public Warrants, which were converted into warrants to purchase 518,750 Class A ordinary shares. The warrants to purchase 518,750 Class A Ordinary Shares gave the holder the right to purchase such shares at a fixed amount for a period of five years subject to the terms and conditions of the warrant agreement.

In September 22, 2022, a total of 2 Public Warrants were exercised into 2 Class A Ordinary shares of the Company.

On September 22, 2022, the Company completed a registered exchange offer (the "Exchange Offer") for its 518,750 outstanding warrants. A total of 434,445 warrants were exchanged for 86,890 Class A ordinary shares at an exchange ratio of 6.00 Class A Ordinary shares per warrant, which were settled on October 4, 2022. In connection with the Exchange Offer, the Company entered into Amendment No. 1 to the Warrant Agreement, dated September 23, 2022, granting the Company the right to mandatorily exchange the remaining 84,303 warrants for Class A ordinary shares at an exchange ratio of 5.40 shares per warrant. On the same date, the Company exercised this right, resulting in the issuance of 15,192 Class A ordinary shares on October 11, 2022.

The change in fair value of warrant liabilities was recorded through the date of exchange as change in fair value of warrant liabilities within the consolidated statements of comprehensive loss. Additionally, the fair value of the warrant liability as of the exchange date of $3,104 was reclassified to additional paid-in capital within the consolidated balance sheets as of December 31, 2022.

b.As described in Note 13 above, on December 3, 2023 and December 20, 2023 (the” Closing Date”) the Company agreed to issue and sell Warrants to purchase up to an aggregate of 1,571,710 and 130,662, respectively, of the Company’s Class A Ordinary shares at an exercise price of $4.42 and $5.74, respectively, per share (subject to adjustments). As of December 31, 2024 1,702,372 Warrants are outstanding.

c.On September 15, 2024, the Company has entered into Securities Purchase Agreements with certain investors for the issuance of Pre-Funded Warrants to purchase 3,639,893 at a price of $4.121 per pre-funded warrant. The purchase price per share of each pre-funded warrant represents the per share offering price of $4.122 per Class A Ordinary Share, minus the $0.001 per share exercise price of such pre-funded warrant. The total net proceeds from pre-funded warrants were $15,000 (see note 10 (c)).